Restructuring Level 4 (Details) - Restructuring by Segment (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs, Incurred to Date	$ 13
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	0
Restructuring charges	13	13
Payments		(1)
Accrued liability, Ending Balance	12	0
EPCD [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	14
Cumulative restructuring costs, Incurred to Date	10
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	0
Restructuring charges	10
Payments	(1)
Accrued liability, Ending Balance	9
FPD [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	0
Cumulative restructuring costs, Incurred to Date	0
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	0
Restructuring charges	0
Payments	0
Accrued liability, Ending Balance	0
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	5
Cumulative restructuring costs, Incurred to Date	3
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	0
Restructuring charges	3
Payments	0
Accrued liability, Ending Balance	$ 3